Intangible Assets and Goodwill - Summary of the Goodwill Breakdown by CGU (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 15,101	€ 6,146
Nordics [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	2,570	2,689
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	3,457	3,457
Coil [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	3,503	0
ARES [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 5,571	€ 0